FAIR VALUE MEASUREMENTS (Details b) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Derivative liabilities	$ (3,396,940)	$ 1,569,522	$ (4,360,969)
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	$ 3,396,940	$ 1,569,522